Schedule of Amortization Expense of Intangible Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 9,490	$ 9,485
2026	7,910	9,485
2027	12	7,905
2028	12	8
2028		8
Thereafter		116
Total	19,986	$ 27,007	$ 36,432
2024 (remainder of the year)	2,372
Thereafter	$ 190